Employees and Employee-Related Costs - Employee Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expenses by nature [line items]
Wages and salaries	$ 6,909	$ 4,016	$ 2,819
Cash bonus	668
Share-based compensation expenses	1,379	3,408	2,362
Defined contribution plans	649	206	96
Other social security expenses	28	17	12
Other staff expenses	364	196	176
Total employee costs	9,997	7,843	5,465
Non-management employee benefit expense	7,250	4,620	3,258
Research and development
Disclosure of expenses by nature [line items]
Share-based compensation expenses	1,051	1,496	1,021
Total employee costs	7,845	4,833	3,607
Non-management employee benefit expense	6,414	4,009	2,590
General and administrative
Disclosure of expenses by nature [line items]
Share-based compensation expenses	328	1,912	1,341
Total employee costs	2,152	3,010	1,858
Non-management employee benefit expense	$ 836	$ 611	$ 668